United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
March 31, 2006.

Institutional Investment Manager Filing this Report:

Name:			Ayrshire Associates, Inc.
Address:		1200 Eighteenth Street, NW
			Suite 300
			Washington, DC   20036

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/08/06
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      512    19550 SH       SOLE                    19550
3M                             COM              88579Y101      211     2792 SH       SOLE                     2792
Adobe Systems                  COM              00724F101     4165   119166 SH       SOLE                   119166
Amgen                          COM              031162100     4286    58915 SH       SOLE                    58915
BJ Services Company            COM              055482103     3700   106945 SH       SOLE                   106945
BP PLC                         COM              055622104      247     3580 SH       SOLE                     3580
Baker Hughes                   COM              057224107     5653    82650 SH       SOLE                    82650
Bank of America                COM              060505104     8970   196972 SH       SOLE                   196972
Blackboard                     COM              091935502      253     8900 SH       SOLE                     8900
Chesapeake Energy              COM              165167107     2230    71010 SH       SOLE                    71010
ChevronTexaco                  COM              166764100      214     3700 SH       SOLE                     3700
Chico's FAS                    COM              168615102     6529   160652 SH       SOLE                   160652
Cisco Systems                  COM              17275R102      546    25200 SH       SOLE                    25200
Comerica                       COM              200340107      301     5200 SH       SOLE                     5200
ConocoPhillips                 COM              20825C104     4520    71582 SH       SOLE                    71582
Corning                        COM              219350105     1342    49860 SH       SOLE                    49860
Corporate Office Properties Tr COM              22002T108     3386    74025 SH       SOLE                    74025
Cosi Inc.                      COM              22122P101      131    11900 SH       SOLE                    11900
Danaher                        COM              235851102     1792    28200 SH       SOLE                    28200
Dow Chemical                   COM              260543103      287     7075 SH       SOLE                     7075
Ecolab                         COM              278865100     1617    42340 SH       SOLE                    42340
Exxon Mobil                    COM              30231G102     5299    87073 SH       SOLE                    87073
Genentech                      COM              368710406     1991    23565 SH       SOLE                    23565
General Electric               COM              369604103     4217   121245 SH       SOLE                   121245
General Growth Properties      COM              370021107     4223    86410 SH       SOLE                    86410
Genzyme Corp                   COM              372917104     1619    24080 SH       SOLE                    24080
Goldman Sachs                  COM              38141G104     4248    27065 SH       SOLE                    27065
Hansen Natural Corp            COM              411310105     2121    16830 SH       SOLE                    16830
Harris                         COM                            4656    98450 SH       SOLE                    98450
Johnson & Johnson              COM              478160104     2024    34169 SH       SOLE                    34169
Johnson Controls Inc           COM              478366107     4642    61130 SH       SOLE                    61130
L-3 Communications             COM              502424104     6505    75829 SH       SOLE                    75829
LabCorp                        COM              50540R409     6026   103040 SH       SOLE                   103040
Lowes Companies                COM              548661107     4045    62770 SH       SOLE                    62770
Marvell Technology             COM              G5876H105     5184    95825 SH       SOLE                    95825
McDonald's                     COM              580135101     2140    62281 SH       SOLE                    62281
Medtronic                      COM              585055106     1053    20755 SH       SOLE                    20755
Microsoft                      COM              594918104     2088    76745 SH       SOLE                    76745
Nord Resources Corp            COM              655555100       32    57000 SH       SOLE                    57000
Omnicom Group                  COM              681919106     2136    25660 SH       SOLE                    25660
PepsiCo                        COM              713448108     3059    52940 SH       SOLE                    52940
Precision Castparts            COM              740189105     4500    75765 SH       SOLE                    75765
Procter & Gamble               COM              742718109     2100    36447 SH       SOLE                    36447
QUALCOMM                       COM              747525103     5212   102980 SH       SOLE                   102980
Quality Systems Inc            COM              747582104     3943   119126 SH       SOLE                   119126
Schlumberger                   COM              806857108      310     2453 SH       SOLE                     2453
Seagate Technology             COM              G7945J104     1344    51040 SH       SOLE                    51040
Simpson Manufacturing          COM              829073105     3485    80495 SH       SOLE                    80495
St. Jude Medical               COM              790849103     1204    29373 SH       SOLE                    29373
Sysco                          COM              871829107      303     9460 SH       SOLE                     9460
T. Rowe Price Group            COM              74144T108     5289    67620 SH       SOLE                    67620
UnitedHealth Group             COM              91324P102     5457    97687 SH       SOLE                    97687
Wachovia Corp                  COM              929903102     1608    28690 SH       SOLE                    28690
Walgreen                       COM              931422109     5761   133580 SH       SOLE                   133580
Washington REIT                COM              939653101      328     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2142    33540 SH       SOLE                    33540
XTO Energy                     COM              98385X106     3617    83015 SH       SOLE                    83015
Matthews Pacific Tiger Fund                     577130107      231 11131.4520SH      SOLE               11131.4520
Schwab Institutional Select S&                                 619 60572.9080SH      SOLE               60572.9080
Tamarack Enterprise Small Cap                   87505V710      351 10680.0970SH      SOLE               10680.0970
Franklin Income Fund                                            58 23313.108SH       SOLE                23313.108
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